Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2022
SAE-NPRT3-0123
1.918362.112
Common Stocks - 55.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.4%
Chunghwa Telecom Co. Ltd.	1,110,000	4,099,941
Hellenic Telecommunications Organization SA	149,427	2,311,579
KT Corp.	196,383	5,668,510
LG Uplus Corp.	729,612	6,819,810
Ooredoo QSC	444,230	1,082,229
PT Telkom Indonesia Persero Tbk	7,934,699	2,046,954
Saudi Telecom Co.	549,186	5,617,132
Sitios Latinoamerica S.A.B. de CV (a)	270,345	121,623
Telkom SA Ltd. (a)	125,460	251,764
		28,019,542
Entertainment - 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,927,086	4,877,157
Alibaba Pictures Group Ltd. (a)	1,060,000	58,798
Bilibili, Inc. ADR (a)(b)	103,879	1,803,339
FriendTimes, Inc.	125,932	16,284
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	93,617	4,331,210
IGG, Inc. (a)	421,000	148,879
International Games Systems Co. Ltd.	176,306	2,246,931
Kingnet Network Co. Ltd. (A Shares) (a)	764,100	766,679
Kingsoft Corp. Ltd.	80,000	255,619
MD Pictures Tbk PT (a)	1,643,188	262,758
Mgame Corp. (a)	34,930	201,838
Neowiz (a)	41,948	1,325,348
NetDragon WebSoft, Inc.	152,000	302,806
NetEase, Inc.	295,700	4,275,419
NetEase, Inc. ADR (b)	126,130	8,970,366
NHN Corp.	5,686	109,086
Perfect World Co. Ltd. (A Shares)	1,038,355	2,021,339
PVR Ltd. (a)	107,200	2,453,304
Sea Ltd. ADR (a)	114,908	6,707,180
Tencent Music Entertainment Group ADR (a)	386,452	2,709,029
UserJoy Technology Co. Ltd.	19,000	47,244
		43,890,613
Interactive Media & Services - 2.9%
Baidu, Inc.:
Class A (a)	512,206	6,912,540
sponsored ADR (a)	15,698	1,704,803
Info Edge India Ltd.	37,725	1,871,447
NAVER Corp.	76,997	11,317,158
Tencent Holdings Ltd.	5,625,918	212,751,491
Yandex NV Series A (a)(c)	974,417	3,342,094
		237,899,533
Media - 0.1%
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,812,741	2,475,321
Jagran Prakashan Ltd.	30,888	27,547
Korea Business News Co. Ltd.	6,677	29,459
Media Prima Bhd	336,800	33,459
New Delhi Television Ltd. (a)	17,147	94,872
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	1,386,697
Woongjin Holdings Co. Ltd.	19,424	40,210
		4,087,565
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series L	5,549,042	5,398,337
Bharti Airtel Ltd.	2,118,825	22,159,262
Etihad Etisalat Co.	400,993	3,893,395
Far EasTone Telecommunications Co. Ltd.	670,000	1,484,529
Mobile Telecommunication Co.	102,913	196,455
Mobile Telecommunications Co. Saudi Arabia (a)	45,970	136,715
MTN Group Ltd.	3,019,397	24,610,404
SK Telecom Co. Ltd.	87,332	3,366,657
TIM SA	2,046,518	5,126,795
Vodafone Qatar QSC (a)	93,166	43,363
		66,415,912
TOTAL COMMUNICATION SERVICES		380,313,165
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Chaowei Power Holdings Ltd.	68,000	14,602
FIEM Industries Ltd.	6,009	144,877
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,342,126	12,336,168
MAHLE Metal Leve SA	35,265	195,443
Seoyon Co. Ltd.	36,970	235,026
Shenzhen Kedali Industry Co. Ltd.	19,696	270,001
Somboon Advance Technology PCL unit	71,100	44,810
Sri Trang Agro-Industry PCL (For. Reg.)	772,300	419,273
Tianneng Power International Ltd.	1,305,826	1,410,401
Yoosung Enterprise Co. Ltd.	12,624	28,717
		15,099,318
Automobiles - 1.2%
AIMA Technology Group Co. Ltd.	40,700	290,587
Bajaj Auto Ltd.	176,600	8,153,205
Brilliance China Automotive Holdings Ltd. (a)	1,104,000	635,253
BYD Co. Ltd. (H Shares)	325,000	8,274,431
Dongfeng Motor Group Co. Ltd. (H Shares)	1,722,000	970,102
Eicher Motors Ltd.	18,304	785,646
Guangzhou Automobile Group Co. Ltd. (H Shares)	21,227,069	15,349,485
Hyundai Motor Co.	90,927	11,977,916
Kia Corp.	319,670	17,022,483
Li Auto, Inc.:
ADR (a)(b)	572,642	12,598,124
Class A (a)	17,500	183,345
Mahindra & Mahindra Ltd.	307,036	4,943,036
Maruti Suzuki India Ltd.	88,977	9,845,742
PT Astra International Tbk	3,444,900	1,332,828
UMW Holdings Bhd	40,100	29,421
		92,391,604
Distributors - 0.0%
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	12,358
Diversified Consumer Services - 0.0%
Human Soft Holding Co. KSCC	30,860	336,801
New Oriental Education & Technology Group, Inc. (a)	129,100	370,890
Visang Education, Inc.	8,025	36,578
YDUQS Participacoes SA	455,731	1,009,935
		1,754,204
Hotels, Restaurants & Leisure - 1.2%
Alamar Foods	3,090	117,542
Famous Brands Ltd.	971	3,428
H World Group Ltd. ADR	181,357	6,942,346
MakeMyTrip Ltd. (a)	50,469	1,498,425
MK Restaurants Group PCL unit	29,200	46,870
Sands China Ltd. (a)	642,722	1,757,178
Shangri-La Asia Ltd. (a)	5,578,000	3,472,265
Songcheng Performance Development Co. Ltd. (A Shares)	2,937,841	5,969,217
Tongcheng Travel Holdings Ltd. (a)	2,082,000	4,533,176
Trip.com Group Ltd. (a)	48,000	1,519,110
Trip.com Group Ltd. ADR (a)	605,753	19,353,808
Yum China Holdings, Inc.	786,998	43,379,330
Yum China Holdings, Inc. (Hong Kong)	93,636	5,250,756
		93,843,451
Household Durables - 0.7%
Cury Construtora e Incorporado SA	36,400	77,228
Daewon Co. Ltd.	1,576	8,998
Haier Smart Home Co. Ltd.	1,645,257	5,475,673
Haier Smart Home Co. Ltd. (A Shares)	3,831,141	13,390,562
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	28,112
Huisen Household International Group Ltd. (a)	350,000	17,607
LG Electronics, Inc.	93,037	7,098,693
Midea Group Co. Ltd. (A Shares)	3,501,286	23,993,909
Skyworth Group Ltd.	3,263,457	1,246,615
TCL Electronics Holdings Ltd.	591,000	243,191
Viomi Technology Co. Ltd. ADR Class A (a)	71,922	65,600
Zhejiang Supor Cookware Co. Ltd.	963,207	6,267,326
		57,913,514
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. (a)	7,570,500	82,390,983
Alibaba Group Holding Ltd. sponsored ADR (a)	300,319	26,295,932
Alibaba Health Information Technology Ltd. (a)	380,000	320,778
Danawa Co. Ltd. (a)	3,935	59,040
JD.com, Inc.:
Class A	2,434,977	69,513,164
sponsored ADR	423,250	24,201,435
Meituan Class B (a)(d)	3,470,026	74,803,578
MercadoLibre, Inc. (a)	2,400	2,234,364
Naspers Ltd. Class N	151,483	23,216,909
Ozon Holdings PLC ADR (a)(b)(c)	53,343	112,054
Pinduoduo, Inc. ADR (a)	329,347	27,019,628
Prosus NV	39,157	2,562,386
Vipshop Holdings Ltd. ADR (a)	143,436	1,599,311
YES24 Co. Ltd.	13,106	55,165
		334,384,727
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	214,000	15,506
Multiline Retail - 0.1%
AEON Co. (M) Bhd	59,400	18,480
Falabella SA	672,932	1,201,529
Pepco Group NV (a)(d)	676,317	6,292,417
PT Mitra Adiperkasa Tbk (a)	6,036,308	558,072
Savezon I&C Corp.	11,337	23,877
		8,094,375
Specialty Retail - 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	438,528	544,414
Bermaz Auto Bhd	80,700	35,632
Cashbuild Ltd.	18	203
China Harmony Auto Holding Ltd.	514,500	72,849
China Tourism Group Duty Free Corp. Ltd. (H Shares) (a)(d)	99,732	2,534,141
Chow Tai Fook Jewellery Group Ltd.	735,800	1,297,480
Dogus Otomotiv Servis ve Ticaret A/S	213,959	1,795,428
Foschini Group Ltd./The	142,153	879,730
Grand Baoxin Auto Group Ltd. (a)	247,000	13,759
Index Living Mall PCL NVDR	230,500	126,773
Lewis Group Ltd.	11,913	34,477
Lojas Renner SA	1,549,874	6,914,080
LOTTE Hi-Mart Co. Ltd.	125	1,298
Motus Holdings Ltd.	135,807	917,019
Pou Sheng International (Holdings) Ltd.	265,273	18,518
Shan-Loong Transportation Co. Ltd.	56,000	58,787
SSI Group, Inc.	136,000	3,823
Trent Ltd.	58,895	1,070,993
Truworths International Ltd.	93,455	308,814
Zhongsheng Group Holdings Ltd. Class H	3,033,500	15,649,270
		32,277,488
Textiles, Apparel & Luxury Goods - 0.6%
Bosideng International Holdings Ltd.	274,000	136,524
Cabbeen Fashion Ltd.	84,000	12,945
CECEP COSTIN New Materials Group Ltd. (a)(c)	741,000	28,460
Century Enka Ltd.	5,958	31,256
ECLAT Textile Co. Ltd.	409,000	6,166,617
Fila Holdings Corp.	22,362	575,632
Fulgent Sun International Holding Co. Ltd.	190,000	941,489
Kddl Ltd.	299	3,723
Kewal Kiran Clothing Ltd.	12,217	73,868
LF Corp.	7,144	88,921
Li Ning Co. Ltd.	2,916,898	23,441,644
Makalot Industrial Co. Ltd.	135,000	1,031,329
Mirza International Ltd. (a)	155,448	596,346
Monte Carlo Fashions Ltd.	10,276	94,404
Page Industries Ltd.	1,827	1,068,452
Pou Chen Corp.	515,000	544,298
Shenzhou International Group Holdings Ltd.	1,224,054	11,050,896
Sutlej Textiles & Industries Ltd.	12,472	9,712
Vardhman Textiles Ltd.	915	3,933
Weiqiao Textile Co. Ltd. (H Shares)	132,556	22,005
Youngone Corp.	38,165	1,406,100
Zhejiang Semir Garment Co. Ltd. (A Shares)	431,700	309,678
		47,638,232
TOTAL CONSUMER DISCRETIONARY		683,424,777
CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,823	30,439
Arca Continental S.A.B. de CV	164,643	1,374,045
Beijing Yanjing Brewery Co. Ltd. (A Shares)	1,308,670	1,904,735
Budweiser Brewing Co. APAC Ltd. (d)	6,804,300	19,738,473
China Resources Beer Holdings Co. Ltd.	2,147,825	14,882,847
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	22,015	1,503,845
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	184,240	14,715,249
Heineken Malaysia Bhd	6,000	33,839
Heineken NV (Bearer)	124,870	11,564,693
Kweichow Moutai Co. Ltd. (A Shares)	90,835	20,616,161
Nongfu Spring Co. Ltd. (H Shares) (d)	220,400	1,286,362
Thai Beverage PCL	8,261,709	3,869,159
Tsingtao Brewery Co. Ltd. (H Shares)	52,000	492,260
Varun Beverages Ltd.	36,350	559,485
Wuliangye Yibin Co. Ltd. (A Shares)	1,141,086	25,568,302
		118,139,894
Food & Staples Retailing - 1.1%
Almunajem Foods Co.	6,032	98,040
Bid Corp. Ltd.	540	10,427
Clicks Group Ltd.	465,158	7,941,413
CP ALL PCL (For. Reg.)	9,256,161	17,200,629
Dino Polska SA (a)(d)	7,020	576,963
Jeronimo Martins SGPS SA	54,288	1,211,249
Jiajiayue Group Co. Ltd. (A Shares) (a)	16,000	25,060
Laobaixing Pharmacy Chain JSC (A Shares)	271,598	1,596,811
Magnit OJSC (c)	45,493	1,425
Nahdi Medical Co.	118,174	5,972,750
PT Sumber Alfaria Trijaya Tbk	6,207,800	1,223,964
Raia Drogasil SA	4,344,520	19,297,443
Shoprite Holdings Ltd.	507,299	7,402,961
Wal-Mart de Mexico SA de CV Series V	5,166,939	20,545,639
X5 Retail Group NV GDR (Reg. S) (c)	166,798	34,826
Yifeng Pharmacy Chain Co. Ltd.	689,678	6,361,652
		89,501,252
Food Products - 1.0%
AVI Ltd.	402,650	1,711,803
Brasilagro Coia Brasileira de	94,800	494,702
China Mengniu Dairy Co. Ltd.	9,040,496	40,661,226
Dalmia Bharat Sugar & Industries Ltd.	10,285	44,701
Dhampur Bio Organics Ltd. (a)	28,099	70,170
Dhampur Sugar Mills Ltd.	28,099	79,464
Dwarikesh Sugar Industries Ltd.	32,054	38,399
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	226,200	2,249,676
Gruma S.A.B. de CV Series B	212,818	2,656,420
Grupo Bimbo S.A.B. de CV Series A	329,500	1,399,359
Jalles Machado SA	43,800	67,439
JBS SA	2,181,929	9,271,206
LT Foods Ltd.	8,290	11,774
Marfrig Global Foods SA	1,133,186	1,910,717
Minerva SA	778,000	1,874,030
PT Indofood CBP Sukses Makmur Tbk	909,700	584,037
PT Indofood Sukses Makmur Tbk	2,797,700	1,148,818
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,157,000	149,083
PT Triputra Agro Persada	990,800	42,809
Royal Plus PCL NVDR (a)	173,600	43,510
San Miguel Food & Beverage I	24,400	16,151
Sappe PCL NVDR	33,900	37,597
Sarawak Oil Palms Bhd	33,000	18,971
Saudi Dairy & Foodstuffs Co.	6,799	392,106
SLC Agricola SA	84,330	729,326
Three-A Resources Bhd	138,600	28,464
Tingyi (Cayman Islands) Holding Corp.	170,000	278,043
Uni-President China Holdings Ltd.	105,000	92,165
Unified-President Enterprises Corp.	1,638,000	3,527,818
Universal Robina Corp.	1,097,250	2,588,705
Uttam Sugar Mills Ltd.	39,683	128,416
Vietnam Dairy Products Corp.	1,501,100	5,064,038
Want Want China Holdings Ltd.	213,125	144,670
Yihai International Holding Ltd.	38,000	119,562
		77,675,375
Household Products - 0.0%
Vinda International Holdings Ltd.	30,000	78,100
Personal Products - 0.2%
Emami Ltd.	10,684	63,099
Gillette India Ltd.	254	16,030
Hengan International Group Co. Ltd.	53,500	246,605
Hindustan Unilever Ltd.	419,969	13,885,152
LG H & H Co. Ltd.	4,546	2,319,629
Proya Cosmetics Co. Ltd. (A Shares)	37,880	909,363
		17,439,878
Tobacco - 0.1%
Godfrey Phillips India Ltd.	2,274	50,677
ITC Ltd.	2,664,138	11,168,953
		11,219,630
TOTAL CONSUMER STAPLES		314,054,129
ENERGY - 2.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co. PJSC	925,301	821,236
China Oilfield Services Ltd. (H Shares)	156,000	197,211
Ezion Holdings Ltd. warrants 4/16/23 (a)(c)	5,020,014	5,792
Yantai Jereh Oilfield Services (A Shares)	388,296	1,726,774
		2,751,013
Oil, Gas & Consumable Fuels - 2.0%
3R Petroleum Oleo e Gas SA (a)	168,904	1,203,958
Bangchak Corp. PCL NVDR	174,200	159,336
Banpu PCL NVDR	6,985,300	2,621,425
China Coal Energy Co. Ltd. (H Shares)	8,918,000	8,291,839
China Merchants Energy Shipping Co. Ltd. (A Shares)	1,997,660	1,856,924
China Petroleum & Chemical Corp. (H Shares)	5,424,000	2,560,639
China Shenhua Energy Co. Ltd. (H Shares)	1,213,500	3,761,188
China Suntien Green Energy Corp. Ltd. (H Shares)	148,000	61,719
Coal India Ltd.	1,740,074	4,907,104
Empresas COPEC SA	415,470	2,903,858
Esso Thailand PCL unit	1,377,500	477,033
Exxaro Resources Ltd.	193,985	2,536,180
Gazprom OAO (c)	1,235,592	197,141
Gazprom OAO sponsored ADR (Reg. S) (a)(c)	968,777	221,307
Lanna Resources PCL unit	81,200	40,133
LUKOIL PJSC (c)	165,638	78,172
LUKOIL PJSC sponsored ADR (c)	341,548	96,621
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	282,256	2,024,140
Novatek PJSC GDR (Reg. S) (c)	82,920	21,184
Oil & Natural Gas Corp. Ltd.	2,151,645	3,772,912
OMV AG	51,181	2,716,263
Petro Rio SA (a)	1,892,496	13,147,019
PetroChina Co. Ltd. (H Shares)	32,844,000	14,945,077
PT Adaro Energy Tbk	34,722,900	8,592,927
PT Baramulti Suksessarana Tbk	28,475	7,935
PT Bukit Asam Tbk	8,573,426	2,080,176
PT Indika Energy Tbk	1,051,200	194,869
PT Indo Tambangraya Megah Tbk	759,300	2,022,325
PT TBS Energi Utama Tbk (a)	536,600	22,768
PT United Tractors Tbk	8,121,700	15,974,921
PTT Exploration and Production PCL (For. Reg.)	653,100	3,495,225
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	5,564,010	6,065,523
Reliance Industries Ltd.	1,072,906	36,117,509
Rosneft Oil Co. OJSC (c)	634,013	161,673
Saudi Arabian Oil Co. (d)	294,633	2,625,578
SK Innovation Co., Ltd.	25,758	3,603,559
Star Petroleum Refining PCL NVDR	1,318,100	437,309
Susco Public Co. Ltd. unit	49,300	6,168
Tatneft PAO sponsored ADR (c)	28,136	25,979
Thai Oil PCL NVDR	139,800	221,773
TotalEnergies SE (b)	109,565	6,847,823
Turkiye Petrol Rafinerileri A/S (a)	207,000	5,345,482
Yankuang Energy Group Co. Ltd. (H Shares)	128,000	429,785
		162,880,479
TOTAL ENERGY		165,631,492
FINANCIALS - 13.1%
Banks - 9.3%
Absa Group Ltd.	1,336,237	15,869,888
Abu Dhabi Commercial Bank PJSC	2,234,421	5,955,455
Agricultural Bank of China Ltd. (H Shares)	7,574,980	2,532,133
Al Rajhi Bank	1,383,180	29,619,203
Alinma Bank	2,148,492	19,717,490
Alliance Bank Malaysia Bhd	59,900	52,272
Alpha Bank SA (a)	1,219,698	1,312,550
Arab National Bank	128,298	1,182,557
Axis Bank Ltd.	2,501,924	27,833,188
Axis Bank Ltd. GDR (Reg. S)	39,768	2,244,959
Banco de Chile	20,342,743	1,924,622
Banco do Brasil SA	1,021,359	6,943,749
Banco Santander Chile sponsored ADR (b)	320,996	5,010,748
Bangkok Bank PCL:
(For. Reg.)	892,346	3,679,974
NVDR	899,300	3,708,652
Bank Handlowy w Warszawie SA	5,075	84,066
Bank of Baroda	3,020,041	6,223,715
Bank of China Ltd. (H Shares)	29,997,000	10,630,907
Bank of Communications Co. Ltd. (H Shares)	5,010,703	2,839,073
Bank Polska Kasa Opieki SA	120,872	2,312,061
Banque Saudi Fransi	16,088	183,380
BDO Unibank, Inc.	610,750	1,415,594
BNK Financial Group, Inc.	85,128	487,764
BOC Hong Kong (Holdings) Ltd.	535,000	1,707,718
Capitec Bank Holdings Ltd.	231,924	27,174,074
China CITIC Bank Corp. Ltd. (H Shares)	3,971,000	1,765,756
China Construction Bank Corp. (H Shares)	62,107,737	37,587,605
China Everbright Bank Co. Ltd. (H Shares)	268,900	80,167
China Merchants Bank Co. Ltd. (H Shares)	1,319,342	6,701,004
China Minsheng Banking Corp. Ltd. (H Shares)	487,000	168,365
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	346,968	116,336
CIMB Group Holdings Bhd	3,285,011	4,296,774
Commercial International Bank SAE sponsored GDR	2,889,291	3,899,119
Credicorp Ltd. (United States)	141,563	21,736,999
CTBC Financial Holding Co. Ltd.	9,229,000	6,956,784
DGB Financial Group Co. Ltd.	16,476	100,939
Dubai Islamic Bank Pakistan Ltd. (a)	2,581,592	3,992,116
E.SUN Financial Holdings Co. Ltd.	8,126,539	6,588,207
Emirates NBD Bank PJSC (a)	965,324	3,482,220
Erste Group Bank AG	24,291	760,585
Eurobank Ergasias Services and Holdings SA (a)	2,477,285	2,857,025
First Abu Dhabi Bank PJSC	2,073,420	9,934,985
Grupo Financiero Banorte S.A.B. de CV Series O	5,504,797	44,023,540
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	240,864	447,297
Gulf Bank	690,735	761,493
Hana Financial Group, Inc.	486,384	16,820,517
HDFC Bank Ltd. (a)	2,883,798	57,238,184
HDFC Bank Ltd. sponsored ADR	161,328	11,384,917
Hong Leong Credit Bhd	4,200	17,526
ICICI Bank Ltd.	3,331,690	39,066,006
ICICI Bank Ltd. sponsored ADR	1,588,400	37,676,848
Industrial & Commercial Bank of China Ltd. (H Shares)	56,659,387	28,397,627
Industrial Bank Co. Ltd. (A Shares)	169,991	426,781
Kasikornbank PCL:
NVDR	3,197,900	13,226,037
(For. Reg.)	1,899,600	7,856,462
KB Financial Group, Inc.	483,137	19,397,840
Kiatnakin Bank PCL (For. Reg.)	552,400	1,130,948
Komercni Banka A/S	3,996	117,848
Kotak Mahindra Bank Ltd.	537,843	12,908,127
Krung Thai Bank PCL:
(For. Reg.)	2,895,800	1,458,594
NVDR	2,041,900	1,028,491
National Bank of Greece SA (a)	4,407,125	18,130,999
National Bank of Kuwait	1,325,343	4,835,886
Nova Ljubljanska banka d.d. unit	511,789	6,368,731
Nu Holdings Ltd. (b)	197,609	879,360
OTP Bank PLC	486,887	13,310,207
Postal Savings Bank of China Co. Ltd.	879,300	556,397
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	737,000	445,718
Powszechna Kasa Oszczednosci Bank SA	464,084	2,994,817
PT Bank Bukopin Tbk (a)	11,635	96
PT Bank Central Asia Tbk	40,781,340	24,227,327
PT Bank Danamon Indonesia Tbk Series A	355,601	68,304
PT Bank Mandiri (Persero) Tbk	48,402,600	32,650,552
PT Bank Rakyat Indonesia (Persero) Tbk	25,517,382	8,117,408
Qatar National Bank SAQ (a)	1,782,478	9,593,346
Riyad Bank	153,297	1,406,862
Sberbank of Russia (a)(c)	2,908,251	27,264
Sberbank of Russia:
(RTSX) (a)(c)	328,709	3,082
sponsored ADR (a)(c)	1,288,149	22,929
SCB X PCL (For. Reg.)	452,200	1,362,746
Sharjah Islamic Bank	117,702	64,089
Shinhan Financial Group Co. Ltd.	386,791	11,337,946
Standard Bank Group Ltd.	274,179	2,856,544
State Bank of India	225,917	1,680,469
TCS Group Holding PLC GDR (a)(c)	89,300	112,031
The Karnataka Bank Ltd.	396,111	705,590
The Karur Vysya Bank Ltd.	528,830	654,911
The Saudi British Bank	114,574	1,254,165
The Saudi National Bank	1,340,879	18,333,758
Woori Financial Group, Inc.	736,508	7,439,579
Yapi ve Kredi Bankasi A/S	1,358,450	878,277
		755,375,251
Capital Markets - 0.3%
Alexander Forbes Group Holdings Ltd.	888	242
Angel One Ltd.	16,963	336,345
B3 SA - Brasil Bolsa Balcao	3,019,700	7,407,629
Boursa Kuwait Securities Co. KPSC	29,046	219,144
China Cinda Asset Management Co. Ltd. (H Shares)	748,000	98,405
China Galaxy Securities Co. Ltd. (H Shares)	2,753,000	1,371,233
CITIC Securities Co. Ltd. (H Shares)	178,000	358,445
Daishin Securities Co. Ltd.	4,264	48,457
East Money Information Co. Ltd. (A Shares)	480,319	1,272,585
GF Securities Co. Ltd. (H Shares)	93,200	135,973
Haitong Securities Co. Ltd. (H Shares)	246,000	152,184
HDFC Asset Management Co. Ltd. (d)	89,655	2,417,103
Hong Kong Exchanges and Clearing Ltd.	270,600	10,758,384
Korea Investment Holdings Co. Ltd.	10,649	478,637
Motilal Oswal Financial Services Ltd.	2,593	21,189
Nahar Capital & Finance Services Ltd.	4,934	20,588
Noah Holdings Ltd. sponsored ADR (a)(b)	32,657	479,078
VLS Finance Ltd.	24,557	40,879
XP, Inc. Class A (a)	100,231	1,755,045
		27,371,545
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	127,589	2,001,871
Bajaj Finance Ltd.	48,260	4,014,781
Commercial Facilities Co. SAK	103,124	59,695
FinVolution Group ADR	213,369	996,433
Kaspi.KZ JSC GDR (Reg. S)	66,728	5,138,729
Samsung Card Co. Ltd.	2,434	60,617
Shriram Transport Finance Co. Ltd.	98,091	1,633,972
Ujjivan Financial Services Ltd. (a)	30,839	108,806
		14,014,904
Diversified Financial Services - 1.0%
Chailease Holding Co. Ltd.	3,413,491	22,608,270
FirstRand Ltd.	3,174,827	12,304,662
Housing Development Finance Corp. Ltd.	1,115,513	37,108,016
Kingdom Holding Co.	55,204	116,304
REC Ltd.	1,361,768	1,856,127
Yuanta Financial Holding Co. Ltd.	8,773,155	6,477,500
		80,470,879
Insurance - 2.3%
AIA Group Ltd.	5,987,184	60,797,515
BB Seguridade Participacoes SA	154,800	934,286
Cathay Financial Holding Co. Ltd.	2,895,000	4,133,999
China Life Insurance Co. Ltd. (H Shares)	14,912,766	22,860,576
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,283,600	14,311,007
China Taiping Insurance Group Ltd.	1,756,234	1,797,506
Db Insurance Co. Ltd.	130,553	6,274,485
Hanwha Life Insurance Co. Ltd. (a)	130,319	254,613
HDFC Standard Life Insurance Co. Ltd. (d)	1,462,544	10,648,968
Hyundai Fire & Marine Insurance Co. Ltd.	120,396	2,808,061
New China Life Insurance Co. Ltd. (H Shares)	189,700	445,292
People's Insurance Co. of China Group Ltd. (H Shares)	678,000	228,807
PICC Property & Casualty Co. Ltd. (H Shares)	12,372,000	12,534,168
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,392,067	20,942,649
Powszechny Zaklad Ubezpieczen SA	1,132,408	8,106,573
Prudential PLC	508,188	6,044,892
Samsung Fire & Marine Insurance Co. Ltd.	63,966	10,151,940
		183,275,337
Thrifts & Mortgage Finance - 0.0%
Sangsangin Co. Ltd.	4,273	20,523
TOTAL FINANCIALS		1,060,528,439
HEALTH CARE - 1.7%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(d)	407,000	561,763
Innovent Biologics, Inc. (a)(d)	1,031,000	4,163,512
Zai Lab Ltd. (a)	590,400	2,138,512
Zai Lab Ltd. ADR (a)	195,400	7,534,624
		14,398,411
Health Care Equipment & Supplies - 0.3%
Peijia Medical Ltd. (a)(d)	871,000	875,506
Rayence Co. Ltd.	12,372	103,848
SD Biosensor, Inc.	43,912	1,123,332
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	209,200	306,642
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	381,338	17,630,545
Winner Medical Co. Ltd. (A Shares)	60,500	577,333
		20,617,206
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	108,525	6,337,217
Bangkok Chain Hospital PCL (For. Reg.)	2,390,400	1,388,159
Bangkok Dusit Medical Services PCL (For. Reg.)	2,445,500	2,114,514
Bumrungrad Hospital PCL:
NVDR	37,500	243,463
(For. Reg.)	125,300	813,492
Dallah Healthcare Co.	3,196	147,589
Dr Sulaiman Al Habib Medical Services Group Co.	119,533	7,376,912
Ekachai Medical Care PCL NVDR	570,800	136,679
Hapvida Participacoes e Investimentos SA (d)	3,409,900	3,416,898
Mediclinic International PLC (b)	515,021	2,982,471
Rede D'Oregon Sao Luiz SA (d)	290,812	1,740,607
Shalby Ltd.	6,366	11,737
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	730,600	1,218,270
Sinopharm Group Co. Ltd. (H Shares)	110,400	261,914
		28,189,922
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	232,500	292,886
Life Sciences Tools & Services - 0.2%
WuXi AppTec Co. Ltd. (H Shares) (d)	123,196	1,242,233
Wuxi Biologics (Cayman), Inc. (a)(d)	2,883,586	18,898,261
		20,140,494
Pharmaceuticals - 0.7%
Aspen Pharmacare Holdings Ltd.	358,684	2,945,349
China Medical System Holdings Ltd.	113,616	166,407
China Resources Pharmaceutical Group Ltd. (d)	1,497,500	1,233,581
China Traditional Chinese Medicine Holdings Co. Ltd.	238,000	119,329
Cipla Ltd./India	489,996	6,898,868
CSPC Pharmaceutical Group Ltd.	754,000	971,391
Hansoh Pharmaceutical Group Co. Ltd. (d)	4,684,000	8,892,054
Hypera SA	733,900	6,284,894
Korea United Pharm, Inc.	2,053	36,682
PT Kalbe Farma Tbk	7,063,400	932,363
Richter Gedeon PLC	1,085,072	23,316,504
Sino Biopharmaceutical Ltd.	873,000	516,805
Sun Pharmaceutical Industries Ltd.	394,539	5,091,508
		57,405,735
TOTAL HEALTH CARE		141,044,654
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
Bharat Dynamics Ltd.	24,654	296,447
Bharat Electronics Ltd.	2,002,721	2,602,979
Hanwha Aerospace Co. Ltd.	22,988	1,289,449
Hindustan Aeronautics Ltd.	157,255	5,366,702
Korea Aerospace Industries Ltd.	214,940	8,071,167
Mazagon Dock Shipbuilders Ltd.	14,128	158,619
		17,785,363
Air Freight & Logistics - 0.1%
Dimerco Express Corp.	171,000	408,959
Hyundai Glovis Co. Ltd.	14,657	2,010,489
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	53,195	827,608
SF Holding Co. Ltd. (A Shares)	879,091	6,643,997
Sinotrans Ltd. (H Shares)	256,000	82,608
Transport Corp. of India Ltd.	11,277	96,472
ZTO Express, Inc. sponsored ADR	61,935	1,552,710
		11,622,843
Airlines - 0.0%
Air Arabia PJSC (a)	427,264	240,787
Turk Hava Yollari AO (a)	412,516	2,655,967
		2,896,754
Building Products - 0.1%
Bawan Co.	95,469	871,074
China Liansu Group Holdings Ltd.	107,000	131,177
Dare Power Dekor Home Co. Ltd. (A Shares)	1,220,078	1,534,108
Everest Industries Ltd.	8,635	79,719
KCC Glass Corp.	4,052	128,755
LX Hausys Ltd.	1,397	38,825
PT Mulia Industrindo Tbk (a)	3,988,500	141,002
SCG Ceramics PCL NVDR	467,000	27,254
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	524,109	1,611,522
		4,563,436
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	2,999,000	1,387,628
EKI Energy Services Ltd.	3,200	55,813
		1,443,441
Construction & Engineering - 0.5%
Budimex SA	65	3,976
China CAMC Engineering Co. Ltd. (A Shares)	52,958	65,631
China Conch Venture Holdings Ltd.	141,000	322,671
China Railway Group Ltd. (H Shares)	7,963,993	4,495,269
Combined Group Contracting Co. SAKC	26,635	37,852
Dl Construction Co. Ltd.	829	10,129
DL E&C Co. Ltd.	30,916	1,009,595
Hyundai Engineering & Construction Co. Ltd.	39,557	1,264,293
Kumhoe&C Co. Ltd.	7,308	45,996
Larsen & Toubro Ltd.	949,199	24,277,972
Metallurgical Corp. China Ltd. (H Shares)	4,236,882	954,649
Murray & Roberts Holdings Ltd. (a)	72,316	20,929
Orascom Construction PLC	1,460	4,868
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	236,337
Suzhou Gold Mantis Consolidated Co. Ltd. (a)	147,100	108,454
Voltas Ltd.	734,754	7,435,517
		40,294,138
Electrical Equipment - 0.4%
ABB Ltd. India	15,481	574,732
Bharat Heavy Electricals Ltd.	4,361,000	4,526,917
China High Speed Transmission Equipment Group Co. Ltd. (a)	173,378	80,918
Contemporary Amperex Technology Co. Ltd.	168,182	9,279,164
DONGYANG E&P, Inc.	21,665	258,655
Harbin Electric Machinery Co. Ltd.(H Shares) (a)	565,906	239,750
Hongfa Technology Co. Ltd. (A Shares)	762,141	3,746,824
LS Corp.	10,721	626,965
LS Electric Co. Ltd.	10,221	458,223
TD Power Systems Ltd.	42,075	57,475
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	971,862	1,959,364
Triveni Turbine Ltd.	43,830	155,371
Weg SA	904,849	6,800,295
		28,764,653
Industrial Conglomerates - 0.3%
Aamal Co. (a)	177,954	50,038
Alfa SA de CV Series A	1,420,852	984,596
Astra Industrial Group	30,578	427,039
CITIC Pacific Ltd.	6,337,000	6,496,493
CJ Corp.	16,874	1,002,669
Fosun International Ltd.	176,874	135,215
GS Holdings Corp.	42,540	1,598,772
Hanwha Corp.	83,235	1,879,793
Industries Qatar QSC (a)	751,696	3,073,455
Koc Holding A/S	385,089	1,458,702
Kolon Corp.	8,285	159,178
LG Corp.	1,599	104,268
Mannai Corp.	86,440	197,007
Multiply Group (a)	179,357	237,313
Nava Bharat Ventures Ltd.	157,633	357,751
SM Investments Corp.	276,310	4,620,896
Thoresen Thai Agencies PCL NVDR	685,000	157,543
		22,940,728
Machinery - 0.7%
Ador Welding Ltd.	1,754	18,049
China International Marine Containers Group Co. Ltd. (H Shares)	1,071,631	835,974
Haitian International Holdings Ltd.	352,000	917,592
Henan Thinker Automatic Equipment Co. Ltd.	82,272	159,472
HIWIN Technologies Corp.	875,365	5,361,070
Hyundai Mipo Dockyard Co. Ltd. (a)	74,620	5,024,484
JVM Co. Ltd.	2,148	31,681
Kepler Weber SA	15,585	62,258
Kirloskar Brothers Ltd.	3,519	16,704
Nova Technology Corp.	9,000	25,141
NRB Bearings Ltd.	71,935	131,771
Sany Heavy Equipment International Holdings Co. Ltd.	93,000	99,539
Schaeffler India Ltd.	7,615	252,234
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,298,933	23,022,632
Sinoseal Holding Co. Ltd.	206,197	1,209,622
Sinotruk Hong Kong Ltd.	4,735,980	6,216,266
SNT Energy Co. Ltd.	3,136	53,809
Techtronic Industries Co. Ltd.	481,500	5,869,562
Tian Di Science & Technology Co. Ltd. (A Shares)	1,570,000	1,205,730
Weichai Power Co. Ltd.:
(A Shares)	102	156
(H Shares)	161,000	214,212
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	133,636	837,538
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,352,930	7,439,717
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	122,200	57,394
		59,062,607
Marine - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	3,156,750	3,452,526
Danaos Corp.	16,274	900,278
Evergreen Marine Corp. (Taiwan)	931,400	5,017,748
Orient Overseas International Ltd.	59,542	1,131,378
Precious Shipping PCL unit	187,000	78,601
PT Temas Tbk	240,100	29,087
Qatar Navigation QPSC	6,188	17,026
Shanghai Zhonggu Logistics Co. Ltd.	155,500	358,999
Yang Ming Marine Transport Corp.	1,094,000	2,388,352
		13,373,995
Professional Services - 0.1%
Anhui Transport Consulting & Design Institute Co. Ltd. (A Shares)	198,800	274,634
Centre Testing International Group Co. Ltd. (A Shares)	1,191,137	3,555,872
China Design Group Co. Ltd. (A Shares)	312,600	365,845
Headhunter Group PLC ADR (c)	18,283	49,762
Pony Testing International Group Co. Ltd.	319,240	1,710,399
		5,956,512
Road & Rail - 0.5%
China Railway Tielong Container Logistics Co. Ltd. Class A	1,805,100	1,474,204
Daqin Railway Co. Ltd. (A Shares)	55,281	53,518
Globaltrans Investment PLC GDR (Reg. S) (a)(c)	13,245	4,580
Localiza Rent a Car SA	2,422,050	28,050,759
Localiza Rent a Car SA ADR (a)	5,293	58,271
PT Rmk Energy Tbk	1,684,100	104,868
United International Transportation Co.	360,008	4,338,196
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,719,020	6,947,730
VRL Logistics Ltd.	44,040	302,123
		41,334,249
Trading Companies & Distributors - 0.1%
Asia Green Energy PCL unit	1,963,300	236,149
BOC Aviation Ltd. Class A (d)	662,200	5,243,580
CITIC Resources Holdings Ltd.	590,000	32,030
LX International Corp.	61,712	1,966,233
Posco International Corp.	92,167	1,717,056
PT Sumber Global Energy	586,000	29,334
		9,224,382
Transportation Infrastructure - 0.1%
Abu Dhabi Ports Co. PJSC	618,280	976,294
Airports of Thailand PCL (For. Reg.) (a)	491,500	1,053,570
CCR SA	806,829	1,836,193
Cosco Shipping Ports Ltd.	172,000	130,595
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	209,896	3,387,230
Grupo Aeroportuario del Sureste S.A.B. de CV:
Series B	85,343	2,111,370
Series B sponsored ADR	1,431	353,872
Shenzhen International Holdings Ltd.	85,613	79,314
TangShan Port Group Co. Ltd. (A Shares)	608,400	251,942
Zhejiang Expressway Co. Ltd. (H Shares)	114,000	85,131
		10,265,511
TOTAL INDUSTRIALS		269,528,612
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.1%
Accton Technology Corp.	803,000	7,170,016
BYD Electronic International Co. Ltd.	57,000	190,020
SerComm Corp.	394,000	1,082,111
ZTE Corp. (H Shares)	62,800	137,581
		8,579,728
Electronic Equipment & Components - 1.2%
AAC Technology Holdings, Inc. (a)	62,000	144,978
Alviva Holdings Ltd.	10,984	15,557
BH Co. Ltd.	48,652	994,166
Daeduck Electronics Co. Ltd.	40,735	741,826
Delta Electronics, Inc.	180,000	1,786,124
FIH Mobile Ltd. (a)	3,235,000	351,721
General Interface Solution Holding Ltd.	90,000	262,723
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,694,846	38,424,683
Innolux Corp.	1,089,620	445,428
Kingboard Chemical Holdings Ltd.	55,500	183,730
LG Innotek Co. Ltd.	9,771	2,381,990
Lingyi iTech Guangdong Co. (A Shares) (a)	733,000	512,625
Lotes Co. Ltd.	51,000	1,449,388
Redington (India) Ltd.	546,863	1,214,184
Samsung SDI Co. Ltd.	22,059	12,591,554
Simplo Technology Co. Ltd.	3,000	29,831
SINBON Electronics Co. Ltd.	228,000	2,020,979
Sirtec International Co. Ltd.	1,000	665
Sunny Optical Technology Group Co. Ltd.	1,117,728	13,306,403
Unimicron Technology Corp.	1,992,682	10,293,690
Wasion Holdings Ltd.	54,000	18,138
Yageo Corp.	346,704	5,289,317
Zhen Ding Technology Holding Ltd.	389,000	1,528,774
		93,988,474
IT Services - 1.0%
Arabian Internet and Communications Services Co. Ltd.	27,198	1,784,140
ChinaSoft International Ltd.	234,000	202,182
Digital China Holdings Ltd. (H Shares)	386,000	176,973
Elm Co.	19,199	1,680,248
Globant SA (a)	40,987	7,680,144
HCL Technologies Ltd.	778,984	10,821,020
Infosys Ltd.	1,156,692	23,528,805
Infosys Ltd. sponsored ADR	997,714	20,303,480
Samsung SDS Co. Ltd.	845	83,486
Tata Consultancy Services Ltd.	382,623	16,080,735
TravelSky Technology Ltd. (H Shares)	79,000	160,511
Wangsu Science & Technology Co. Ltd. (A Shares)	95,600	74,704
WNS Holdings Ltd. sponsored ADR (a)	28,566	2,408,685
		84,985,113
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Analog Technology, Inc.	33,000	57,642
ALI Corp. (a)	131,000	93,176
ASE Technology Holding Co. Ltd.	1,870,000	6,001,408
ASML Holding NV (Netherlands)	16,131	9,848,301
ChipMOS TECHNOLOGIES, Inc.	216,000	239,044
Contrel Technology Co. Ltd.	122,000	66,431
Daqo New Energy Corp. ADR (a)	110,372	6,281,271
DB HiTek Co. Ltd.	40,337	1,414,866
eGalax_eMPIA Technology, Inc.	309,826	584,917
eMemory Technology, Inc.	193,968	9,499,149
Everlight Electronics Co. Ltd.	73,000	89,724
Generalplus Technology, Inc.	41,000	66,977
LONGi Green Energy Technology Co. Ltd.	2,505,819	16,370,971
Lx Semicon Co. Ltd.	22,531	1,554,474
Macroblock, Inc.	48,000	165,461
MediaTek, Inc.	1,820,692	44,146,985
Novatek Microelectronics Corp.	388,000	3,814,878
Parade Technologies Ltd.	64,000	1,685,434
Powertech Technology, Inc.	140,000	383,147
Qingdao GaoCe Technology Co. Ltd. Class A	38,749	440,629
Radiant Opto-Electronics Corp.	609,000	2,089,913
Raydium Semiconductor Corp.	32,572	334,469
Realtek Semiconductor Corp.	443,000	4,621,329
Silergy Corp.	947,960	14,271,376
SIMMTECH Co. Ltd.	32,702	854,658
Sino-American Silicon Products, Inc.	190,000	1,000,367
Sitronix Technology Corp.	154,000	970,581
SK Hynix, Inc.	549,757	36,687,897
SNU Precision Co. Ltd. (a)	7,498	14,782
Sonix Technology Co. Ltd.	10,000	15,943
StarPower Semiconductor Ltd. (A Shares)	7,900	381,002
Taiwan Semiconductor Manufacturing Co. Ltd.	20,342,084	327,820,558
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	397,057	32,947,790
United Microelectronics Corp.	1,968,000	2,974,717
Vanguard International Semiconductor Corp.	839,000	2,286,279
Winbond Electronics Corp.	2,697,000	1,889,249
Xinyi Solar Holdings Ltd.	412,000	483,432
		532,449,227
Software - 0.2%
Asseco Poland SA	14,958	245,392
Aurionpro Solutions Ltd.	5,213	22,251
Cyient Ltd.	18,178	187,789
GemVaxLINK Co. Ltd.	37,821	30,754
Genesis Technology, Inc.	20,698	35,071
Glodon Co. Ltd. (A Shares)	303,500	2,403,262
Hundsun Technologies, Inc. (A Shares)	1,071,145	6,086,966
Kingdee International Software Group Co. Ltd. (a)	1,039,000	1,753,334
KPIT Technologies Ltd.	243,587	2,163,715
Newgen Software Technologies Ltd.	13,425	59,503
Nucleus Software Exports Ltd.	31,536	150,230
Oracle Financial Services Soft	3,355	128,936
Sangfor Technologies, Inc.	68,500	1,095,532
		14,362,735
Technology Hardware, Storage & Peripherals - 2.9%
Asia Vital Components Co. Ltd.	223,000	833,676
ASUSTeK Computer, Inc.	258,000	2,250,318
Gigabyte Technology Co. Ltd.	110,000	393,400
Lenovo Group Ltd.	9,586,000	8,186,891
Lite-On Technology Corp.	2,080,000	4,454,381
Samsung Electronics Co. Ltd.	4,485,545	217,925,001
Wiwynn Corp.	68,000	1,969,125
		236,012,792
TOTAL INFORMATION TECHNOLOGY		970,378,069
MATERIALS - 4.3%
Chemicals - 1.4%
Abou Kir Fertilizers & Chemical Industries	68,315	94,083
Andhra Sugars Ltd. (a)	60,735	96,715
Asian Paints Ltd.	69,702	2,722,786
Castrol India Ltd.	14,099	22,869
China BlueChemical Ltd. (H Shares)	162,000	37,666
China Risun Group Ltd. Class H	70,116	28,782
China Sanjiang Fine Chemicals Ltd.	186,000	34,326
Dongyue Group Co. Ltd.	123,000	137,714
E.I.D. Parry (India) Ltd.	18,377	136,550
Fertiglobe PLC	1,177,035	1,477,262
Fufeng Group Ltd.	703,992	448,502
GHCL Ltd.	45,616	325,126
Gujarat Narmada Valley Fertilizers Co.	54,694	404,871
Gujarat State Fertilizers & Chemicals Ltd.	97,251	159,400
Hansol Chemical Co. Ltd.	19,937	3,282,024
Indorama Ventures PCL:
(For. Reg.)	899,700	1,094,808
NVDR	4,338,600	5,279,463
KCC Corp.	1,168	217,346
LG Chemical Ltd.	89,091	51,422,102
Methanol Chemicals Co. (a)	103,857	779,083
NOROO Paint & Coatings Co. Ltd.	11,018	71,861
Pcbl Ltd. /India	394,494	693,245
PhosAgro PJSC (c)	18,583	1,743
PhosAgro PJSC:
GDR (c)	359	7
GDR (Reg. S) (c)	1	0
Polyplex Corp. Ltd.	13,956	309,317
PT Avia Avian Tbk	26,034,500	1,275,222
PTT Global Chemical PCL NVDR	687,800	945,705
Sabic Agriculture-Nutrients Co.	126,586	4,855,676
Sahara International Petrochemical Co.	655,044	6,246,812
Sasol Ltd.	236,179	4,106,199
Satellite Chemical Co. Ltd. (A Shares)	2,075,040	4,291,741
Saudi Basic Industries Corp.	406,456	8,974,090
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	216,583	845,755
Sharda Cropchem Ltd.	25,945	131,996
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	21,522	2,134,122
Solar Industries India Ltd.	178,200	8,551,443
Sree Rayalaseema Hi-Strength Hypo Ltd.	6,825	46,496
Supreme Petrochem Ltd.	4,962	46,533
Taekwang Industrial Co. Ltd.	168	95,787
Tamilnadu Petroproducts Ltd.	29,740	35,660
Tangshan Sanyou Chemical Industries Co. Ltd. (A Shares)	393,300	370,488
TGV SRAAC Ltd. (a)	4,174	6,987
Unipar Carbocloro SA	6,160	100,804
UPL Ltd.	269,965	2,632,283
		114,971,450
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	103,000	375,161
Asia Cement (China) Holdings Corp.	247,332	100,691
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	628,991	2,955,372
CEMEX S.A.B. de CV sponsored ADR (a)	344,300	1,573,451
China National Building Materials Co. Ltd. (H Shares)	2,154,442	1,920,992
China Resources Cement Holdings Ltd.	158,000	85,764
JK Cement Ltd.	189,200	7,172,621
NCL Industries Ltd.	21,490	47,093
Qatar National Cement Co. QSC (a)	18,192	22,974
Siam Cement PCL (For. Reg.)	124,700	1,196,780
Ultratech Cement Ltd.	76,766	6,695,424
Umm Al-Qura Cement Co.	5,377	24,316
Yamama Cement Co. (a)	6,083	43,609
		22,214,248
Containers & Packaging - 0.0%
AGI Greenpac Ltd.	6,484	23,749
BG Container Glass PCL NVDR	21,900	6,214
CPMC Holdings Ltd.	104,000	58,130
Time Technoplast Ltd.	50,359	60,774
Uflex Ltd.	3,918	29,378
		178,245
Metals & Mining - 2.5%
African Rainbow Minerals Ltd.	203,417	3,414,440
Aluminum Corp. of China Ltd. (H Shares)	332,000	141,985
Anglo American Platinum Ltd.	39,568	3,933,508
AngloGold Ashanti Ltd.	37,895	691,688
AngloGold Ashanti Ltd. sponsored ADR	204,869	3,755,249
Ann Joo Resources Bhd	500	119
Barrick Gold Corp.	692,600	11,303,232
China Hongqiao Group Ltd.	191,500	180,980
China Oriental Group Co. Ltd. (H Shares)	102,045	18,328
China Zhongwang Holdings Ltd. (a)(c)	350,800	75,451
Cmoc Group Ltd. (H Shares)	300,000	140,544
Companhia Brasileira de Aluminio	2,529,079	5,897,050
Endeavour Mining PLC	7,904	167,758
First Quantum Minerals Ltd.	227,327	5,404,540
Freeport-McMoRan, Inc.	143,100	5,695,380
Ganfeng Lithium Group Co. Ltd. (H Shares) (d)	284,320	2,515,944
Godawari Power & Ispat Ltd.	8,450	33,113
Gold Fields Ltd.	644,048	7,151,463
Gold Fields Ltd. sponsored ADR	275,930	3,076,620
Grupo Mexico SA de CV Series B	1,424,443	5,808,810
Hindalco Industries Ltd.	524,798	2,946,408
Hunan Valin Steel Co. Ltd. (A Shares)	812,918	555,727
Impala Platinum Holdings Ltd.	1,234,650	14,982,107
Industrias Penoles SA de CV	864	11,615
Jastrzebska Spolka Weglowa SA (a)	133,379	1,838,289
Jiangxi Copper Co. Ltd. (H Shares)	93,000	136,129
Jindal Saw Ltd.	59,724	68,815
Korea Zinc Co. Ltd.	27,913	13,644,733
Kumba Iron Ore Ltd.	77,499	2,169,464
Maharashtra Seamless Ltd.	10,425	48,066
Maharashtra Seamless Ltd.	10,425	48,519
MMG Ltd. (a)	256,000	67,374
National Aluminium Co. Ltd.	39,774	38,118
Nickel Asia Corp.	295,300	29,174
Novolipetsk Steel OJSC (c)	355,140	5,199
Novolipetsk Steel OJSC GDR (Reg. S) (c)	56,576	7,029
Polyus PJSC (a)(c)	2,468	8,849
Polyus PJSC unit (c)	8,823	13,520
POSCO	131,062	30,334,079
POSCO sponsored ADR (b)	33,432	1,907,630
PT Tambank Timah	2,859,700	223,840
Sansteel Minguang Co. Ltd. (A Shares)	723,700	516,935
SGIS Songshan Co. Ltd. (A Shares)	1,595,800	699,055
Sibanye-Stillwater Ltd.	745,630	2,074,655
Southern Copper Corp. (b)	39,296	2,397,842
Steel Authority of India Ltd.	2,787,626	2,932,162
Tata Steel Ltd.	8,590,600	11,507,752
Ternium SA sponsored ADR	120,737	3,802,008
Vale SA	588,900	9,726,578
Vale SA sponsored ADR (b)	1,465,557	24,181,691
Vedanta Ltd.	328,929	1,244,452
Welspun Gujarat Stahl Rohren Ltd.	9,911	30,862
Xinyu Iron & Steel Co. Ltd.	2,900,747	1,774,503
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	99,500	111,253
Zijin Mining Group Co. Ltd. (H Shares)	6,590,824	8,747,769
		198,238,403
Paper & Forest Products - 0.1%
Dexco SA	802,787	1,291,736
Empresas CMPC SA	21,752	36,029
Evergreen Fibreboard Bhd	293,700	27,240
Hansol Paper Co. Ltd.	9,485	102,598
Irani Papel e Embalagem SA	16,700	27,998
Nine Dragons Paper (Holdings) Ltd.	141,000	112,681
PT Indah Kiat Pulp & Paper Tbk	46,610	29,794
Sappi Ltd.	79,082	224,518
Satia Industries Ltd.	41,011	72,411
Seshasayee Paper & Boards Ltd.	7,875	27,817
Suzano Papel e Celulose SA	716,794	7,341,498
West Coast Paper Mills Ltd.	36,114	269,668
Xianhe Co. Ltd. (A Shares)	234,093	957,609
		10,521,597
TOTAL MATERIALS		346,123,943
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
IMPACT Growth (REIT)	85,900	29,600
SA Corporate Real Estate Fund	186,080	24,772
		54,372
Real Estate Management & Development - 0.7%
Agile Property Holdings Ltd. (a)	2,555,238	841,543
AP Thailand PCL (For. Reg.)	1,322,000	381,962
Ayala Land, Inc.	4,011,646	2,271,950
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	591,800	1,284,100
China Overseas Land and Investment Ltd.	3,050,500	8,335,576
China Resources Land Ltd.	1,816,000	8,435,171
China Resources Mixc Lifestyle Services Ltd. (d)	539,400	2,575,439
China Vanke Co. Ltd. (H Shares)	147,300	305,732
CIFI Holdings Group Co. Ltd.	350,000	54,134
Country Garden Services Holdings Co. Ltd.	179,000	447,584
Dar Al Arkan Real Estate Development Co. (a)	802,456	2,941,503
Emaar Development PJSC (a)	2,439,377	2,776,019
Emaar Properties PJSC (a)	6,157,920	10,193,067
Greentown China Holdings Ltd.	75,500	129,767
Hang Lung Properties Ltd.	2,122,000	3,921,765
Hopson Development Holdings Ltd.	73,200	83,378
KE Holdings, Inc. ADR (a)	634,136	10,729,581
Longfor Properties Co. Ltd. (d)	155,000	472,252
NESCO Ltd.	3,498	27,611
Powerlong Real Estate Holding Ltd.	195,417	31,818
PT Ciputra Development Tbk	1,816,000	116,941
Seazen Group Ltd. (a)	178,000	81,019
SYN prop e tech SA	47,300	40,470
Xinyuan Real Estate Co. Ltd. ADR (a)	38	168
Yuexiu Property Co. Ltd.	116,000	147,226
		56,625,776
TOTAL REAL ESTATE		56,680,148
UTILITIES - 0.8%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA (Electrobras)	323,301	2,959,291
CESC Ltd. GDR	197,774	181,512
Energisa SA unit	213,082	1,778,369
PGE Polska Grupa Energetyczna SA (a)	619,151	905,127
Power Grid Corp. of India Ltd.	507,014	1,399,980
Saudi Electricity Co.	943,355	6,208,314
SJVN Ltd.	77,894	38,315
Tauron Polska Energia SA (a)	516,875	237,968
Torrent Power Ltd.	37,369	248,069
		13,956,945
Gas Utilities - 0.4%
Beijing Enterprises Holdings Ltd.	42,500	135,168
China Gas Holdings Ltd.	252,000	322,515
ENN Energy Holdings Ltd.	927,800	13,147,910
GAIL India Ltd.	4,692,549	5,505,160
Indraprastha Gas Ltd.	82,667	450,208
Korea Gas Corp.	43,315	1,168,894
Kunlun Energy Co. Ltd.	12,467,318	9,672,712
Mahanagar Gas Ltd.	11,865	132,026
PT Perusahaan Gas Negara Tbk Series B	18,370,700	2,210,973
		32,745,566
Independent Power and Renewable Electricity Producers - 0.2%
Adani Power Ltd. (a)	171,883	706,450
Banpu Power PCL NVDR	67,500	30,024
China Longyuan Power Grid Corp. Ltd. (H Shares)	290,000	357,659
China Resources Power Holdings Co. Ltd.	162,000	301,988
Jaiprakash Power Ventures Ltd. (a)	3,520,118	335,333
NHPC Ltd.	138,915	72,150
Nlc India Ltd.	337,866	354,260
NTPC Ltd.	5,760,907	12,215,759
Orient Green Power Co. Ltd. (a)	1,016,910	105,686
		14,479,309
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	25,589	16,232
Water Utilities - 0.0%
Taliworks Corp. Bhd	154,900	31,199
TTW PCL NVDR	307,200	76,577
VA Tech Wabag Ltd. (a)	32,270	137,781
		245,557
TOTAL UTILITIES		61,443,609
TOTAL COMMON STOCKS (Cost $4,037,490,400)		4,449,151,037

Nonconvertible Preferred Stocks - 1.4%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR (b)	1,226,900	3,742,045
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,805,500	9,275,657
(PN) sponsored ADR (non-vtg.)	369,730	3,789,733
sponsored ADR	1,722,453	20,135,476
		33,200,866
FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA (PN)	1,196,993	3,593,735
Itau Unibanco Holding SA	2,682,951	13,442,286
Itau Unibanco Holding SA sponsored ADR (b)	1,942,334	9,672,823
Itausa-Investimentos Itau SA (PN)	4,587,053	7,849,351
Sberbank of Russia (a)(c)	145,250	1,372
Sberbank of Russia (Russia) (a)(c)	128,031	1,209
		34,560,776
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA	184,800	523,488
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	498,499	21,674,922
MATERIALS - 0.2%
Chemicals - 0.1%
Braskem SA Class A	521,226	2,826,423
Unipar Carbocloro SA	34,540	646,824
		3,473,247
Metals & Mining - 0.1%
Cia Ferro Ligas da Bahia - Ferbasa	18,043	196,620
Gerdau SA	1,289,000	7,841,778
Metalurgica Gerdau SA (PN)	574,600	1,515,850
		9,554,248
TOTAL MATERIALS		13,027,495
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	838,488	1,854,923
Companhia Paranaense de Energia-COPEL (PN-B)	500,700	779,607
Transmissora Alianca de Energia Eletrica SA	15,800	35,593
		2,670,123
Water Utilities - 0.0%
Cia de Saneamento do Parana	195,100	142,866
TOTAL UTILITIES		2,812,989
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $93,908,987)		109,542,581

Equity Funds - 40.5%
	Shares	Value ($)
Diversified Emerging Markets Funds - 40.5%
Aberdeen Emerging Markets Fund Institutional Service Class	11,965,871	155,915,295
Artisan Developing World Fund Investor Shares	7,330,657	99,183,789
Brandes Emerging Markets Value Fund Class A	13,160,288	91,463,999
Calvert Emerging Markets Equity Fund Class A	45	740
Fidelity Advisor Emerging Markets Fund Class Z (e)	15,923,372	523,401,245
Fidelity SAI Emerging Markets Index Fund (e)	21,233,977	272,856,610
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	61,128,071	622,283,767
Fidelity SAI Emerging Markets Value Index Fund (e)	74,045,838	867,076,735
GMO Emerging Markets Fund Class I	1,317,597	31,371,992
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	12,110,916	253,239,260
Invesco Developing Markets Fund Class R6	4,625,320	169,564,222
iShares MSCI China ETF (b)	2,226,845	104,683,983
iShares MSCI EM ESG Optimized ETF (b)	209,609	6,615,260
iShares MSCI South Korea Index ETF (b)	546,222	33,155,675
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	13,743,683
Matthews Korea Fund Investor Class	3,393,267	15,066,105
Matthews Pacific Tiger Fund Investor Class	164	3,666
Xtrackers Harvest CSI 300 China ETF Class A (b)	674,830	19,111,186

TOTAL EQUITY FUNDS (Cost $3,411,339,888)		3,278,737,212

Other - 0.2%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.2%
Fidelity SAI Inflation-Focused Fund (e) (Cost $11,311,621)	1,294,903	13,363,396

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.16% to 4.13% 12/15/22 to 2/16/23 (g) (Cost $11,823,373)	11,900,000	11,822,738

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	41,767,890	41,776,243
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	181,271,602	181,289,729
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (j)	183,200,207	183,200,207
TOTAL MONEY MARKET FUNDS (Cost $406,266,179)		406,266,179

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $7,972,140,448)	8,268,883,143
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(180,321,234)
NET ASSETS - 100.0%	8,088,561,909

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,802	Dec 2022	137,648,250	16,394,379	16,394,379

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,493,817 or 2.1% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,391,637.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	46,788,821	335,835,971	340,848,549	889,753	-	-	41,776,243	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	227,226,382	1,071,176,313	1,117,112,966	1,616,690	-	-	181,289,729	0.6%
Total	274,015,203	1,407,012,284	1,457,961,515	2,506,443	-	-	223,065,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	622,922,321	-	-	-	-	(99,521,076)	523,401,245
Fidelity SAI Emerging Markets Index Fund	344,501,663	130,000,000	163,000,000	-	13,721,993	(52,367,046)	272,856,610
Fidelity SAI Emerging Markets Low Volatility Index Fund	590,858,941	100,000,000	-	-	-	(68,575,174)	622,283,767
Fidelity SAI Emerging Markets Value Index Fund	885,908,737	99,999,970	-	-	-	(118,831,972)	867,076,735
Fidelity SAI Inflation-Focused Fund	13,476,115	1,288,917	-	1,288,918	-	(1,401,636)	13,363,396
	2,457,667,777	331,288,887	163,000,000	1,288,918	13,721,993	(340,696,904)	2,298,981,753

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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